Note 24 - Earnings Per Share - Summary of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator
Net Income Available to Common Stockholders	$ 11,917,400	$ 7,540,378	$ 7,179,900
Denominator
Weighted Average Shares Outstanding, Basic (in shares)	8,439,454	8,439,258	8,439,258
Stock Warrants (in shares)	99,154	194,323	74,037
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share (in shares)	8,538,608	8,633,581	8,513,295
Earnings Per Share - Basic (in dollars per share)	$ 1.41	$ 0.89	$ 0.85
Earnings Per Share - Diluted (in dollars per share)	$ 1.40	$ 0.87	$ 0.84